Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	$ 55,294,504	$ (45,805,581)	$ 9,568,852
Sale of common stock for cash (in shares)	0	1,644,000
Sale of common stock for cash	$ 0	$ 1,644	9,407,276	0	9,408,920
Issuance of common stock upon warrant exercise (in shares)	0	889,739
Issuance of common stock upon warrant exercise	$ 0	$ 890	3,403,266	0	$ 3,404,156
Issuance of common stock for services (in shares)	0	13,707			13,707
Issuance of common stock for services	$ 0	$ 14	71,827	0	$ 71,841
Issuance of warrant for technology license	$ 0	$ 0	209,825	0	209,825
Repurchase of preferred stock (in shares)	(100)	0
Repurchase of preferred stock	$ (76,095)	$ 0	75,095	0	(1,000)
Stock option expense	0	0	269,427	0	269,427
Net loss	$ 0	$ 0	0	(18,570,317)	(18,570,317)
Balance (in shares) at Dec. 31, 2021	0	6,381,541
Balance at Dec. 31, 2021	$ 0	$ 6,382	68,731,220	(64,375,898)	4,361,704
Sale of common stock for cash (in shares)	0	1,757,484
Sale of common stock for cash	$ 0	$ 1,757	27,725,437	0	$ 27,727,194
Issuance of common stock upon warrant exercise (in shares)	0	7,608,082
Issuance of common stock upon warrant exercise	$ 18,052	$ 0	7,626,134
Issuance of common stock for services (in shares)	0	143,500			143,500
Issuance of common stock for services	$ 0	$ 144	132,606	0	$ 132,750
Stock option expense	0	0	773,377	0	773,377
Net loss	$ 0	$ 0	0	(14,021,125)	(14,021,125)
Balance (in shares) at Dec. 31, 2022	0	26,334,953
Balance at Dec. 31, 2022	$ 0	$ 26,335	104,970,722	(78,397,023)	26,600,034
Issuance of common stock for services (in shares)		108,696
Issuance of common stock for services		$ 109	74,891	0	75,000
Stock option expense		0	228,039	0	228,039
Net loss		$ 0	0	(4,037,916)	(4,037,916)
Balance (in shares) at Mar. 31, 2023		26,443,649
Balance at Mar. 31, 2023		$ 26,444	105,273,652	(82,434,939)	22,865,157
Balance (in shares) at Dec. 31, 2022	0	26,334,953
Balance at Dec. 31, 2022	$ 0	$ 26,335	104,970,722	(78,397,023)	26,600,034
Net loss					(18,374,354)
Balance (in shares) at Sep. 30, 2023		26,695,287
Balance at Sep. 30, 2023		$ 26,695	105,864,028	(96,771,377)	9,119,346
Balance (in shares) at Mar. 31, 2023		26,443,649
Balance at Mar. 31, 2023		$ 26,444	105,273,652	(82,434,939)	22,865,157
Stock option expense		0	226,013	0	226,013
Net loss		$ 0	0	(5,927,620)	(5,927,620)
Balance (in shares) at Jun. 30, 2023		26,443,649
Balance at Jun. 30, 2023		$ 26,444	105,499,665	(88,362,559)	17,163,550
Issuance of common stock for services (in shares)		251,638
Issuance of common stock for services		$ 251	137,249	0	137,500
Stock option expense		0	227,114	0	227,114
Net loss		$ 0	0	(8,408,818)	(8,408,818)
Balance (in shares) at Sep. 30, 2023		26,695,287
Balance at Sep. 30, 2023		$ 26,695	$ 105,864,028	$ (96,771,377)	$ 9,119,346